Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 340,634	$ 112,425	$ 112,050
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 992,931	$ 501,237	$ 498,921
ECL coverage	0.18%	0.21%	0.21%
Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 335,704	$ 107,677	$ 108,249
ECL coverage	0.11%	0.20%	0.19%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,284	$ 6,377	$ 6,535
ECL coverage	0.04%	0.06%	0.05%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 18,031	$ 9,298	$ 10,054
ECL coverage	0.07%	0.07%	0.06%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 27,315	$ 15,675	$ 16,589
ECL coverage	0.06%	0.06%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 90,393	$ 31,375	$ 32,126
ECL coverage	0.25%	0.38%	0.38%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 32,494	$ 7,674	$ 7,122
ECL coverage	0.23%	0.55%	0.47%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 122,887	$ 39,049	$ 39,247
ECL coverage	0.24%	0.41%	0.40%
Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 91,235	$ 12,456	$ 12,919
ECL coverage	0.00%	0.01%	0.02%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,763	$ 9,567	$ 9,390
ECL coverage	0.07%	0.08%	0.07%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 5,833	$ 2,187	$ 2,459
ECL coverage	0.06%	0.04%	0.03%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,731
ECL coverage	0.04%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 301
ECL coverage	0.34%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 46,786	$ 17,260	$ 15,841
ECL coverage	0.03%	0.08%	0.09%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 29,854	$ 11,483	$ 11,803
ECL coverage	0.08%	0.18%	0.11%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 185,502	$ 52,953	$ 52,412
ECL coverage	0.03%	0.08%	0.07%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.12%	0.10%	0.10%
Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.17%	0.16%
Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.06%	0.04%
Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.07%	0.06%
Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%	0.06%
Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.25%	0.34%	0.32%
Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.21%	0.44%	0.43%
Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.24%	0.36%	0.34%
Stage 1 and 2 positions | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.01%	0.01%
Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.08%	0.07%
Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.04%	0.03%
Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%
Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.34%
Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.08%	0.09%
Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.09%	0.09%
Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.06%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 335,213	$ 107,112	$ 105,258
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 964,532	$ 476,811	$ 474,045
ECL coverage	0.09%	0.06%	0.05%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 330,283	$ 102,364	$ 101,457
ECL coverage	0.09%	0.11%	0.10%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,950	$ 6,163	$ 6,296
ECL coverage	0.03%	0.05%	0.04%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 17,751	$ 9,101	$ 9,779
ECL coverage	0.07%	0.08%	0.07%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 26,701	$ 15,263	$ 16,075
ECL coverage	0.06%	0.07%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 87,307	$ 28,390	$ 28,950
ECL coverage	0.21%	0.18%	0.18%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 31,955	$ 7,124	$ 6,525
ECL coverage	0.18%	0.30%	0.30%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 119,262	$ 35,514	$ 35,475
ECL coverage	0.20%	0.21%	0.20%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 91,234	$ 12,455	$ 12,918
ECL coverage	0.00%	0.01%	0.01%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,274	$ 9,078	$ 8,900
ECL coverage	0.06%	0.06%	0.05%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 5,833	$ 2,187	$ 2,459
ECL coverage	0.06%	0.04%	0.03%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,731
ECL coverage	0.03%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 301
ECL coverage	0.34%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 46,406	$ 16,781	$ 14,177
ECL coverage	0.03%	0.05%	0.07%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 29,541	$ 11,086	$ 11,454
ECL coverage	0.04%	0.07%	0.08%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 184,320	$ 51,587	$ 49,907
ECL coverage	0.02%	0.05%	0.05%
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 4,743	$ 5,044	$ 6,522
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 22,462	$ 21,920	$ 22,418
ECL coverage	1.03%	1.16%	1.12%
Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 4,743	$ 5,044	$ 6,522
ECL coverage	1.14%	1.43%	1.06%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 324	$ 212	$ 236
ECL coverage	0.22%	0.28%	0.18%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 280	$ 197	$ 275
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 603	$ 409	$ 511
ECL coverage	0.00%	0.00%	0.02%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,580	$ 2,821	$ 3,013
ECL coverage	1.41%	1.90%	1.65%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 400	$ 470	$ 499
ECL coverage	2.57%	2.45%	2.14%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,980	$ 3,290	$ 3,513
ECL coverage	1.56%	1.98%	1.72%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 484	$ 486	$ 487
ECL coverage	0.37%	0.36%	0.36%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 380	$ 479	$ 1,664
ECL coverage	0.90%	0.80%	0.25%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 296	$ 380	$ 346
ECL coverage	0.95%	0.66%	0.68%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,160	$ 1,345	$ 2,498
ECL coverage	0.71%	0.60%	0.33%
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 261	$ 269	$ 270
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 2,862	$ 2,506	$ 2,458
ECL coverage	21.73%	22.02%	22.42%
Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 261	$ 269	$ 270
ECL coverage	7.37%	12.32%	9.80%
Lifetime expected credit losses | Stage 3 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11	$ 3	$ 3
ECL coverage	0.60%	3.40%	11.83%
Lifetime expected credit losses | Stage 3 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11	$ 3	$ 3
ECL coverage	0.60%	3.40%	12.88%
Lifetime expected credit losses | Stage 3 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 138	$ 165	$ 163
ECL coverage	1.32%	8.30%	12.63%
Lifetime expected credit losses | Stage 3 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 95	$ 80	$ 98
ECL coverage	9.94%	11.14%	3.04%
Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 233	$ 245	$ 260
ECL coverage	4.82%	9.23%	9.03%
Lifetime expected credit losses | Stage 3 positions | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1	$ 1	$ 1
ECL coverage	67.18%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 4	$ 3	$ 3
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11	$ 17	$ 3
ECL coverage	64.08%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 17	$ 22	$ 7
ECL coverage	47.74%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 417
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 3,075
ECL coverage	0.94%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 417
ECL coverage	0.22%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 369
ECL coverage	0.05%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 43
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 412
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0
ECL coverage	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6
ECL coverage	42.44%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6
ECL coverage	42.15%